Significant mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2021
Significant mergers and acquisitions and investments
Significant mergers and acquisitions and investments
4.	Significant mergers and acquisitions and investments

Mergers and acquisitions

(a)  Acquisition of Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. The Company previously held an approximately 31% effective equity interest in Sun Art and the investment in Sun Art was previously accounted for under the equity method (Note 14). New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”), an investment fund for which the Company is able to exercise significant influence over its investment decisions, is also an existing shareholder in Sun Art.

In October 2020, the Company acquired additional effective equity interest in Sun Art for a cash consideration of US$3.6 billion (RMB24.1 billion). Upon the completion of the transaction, the Company’s effective equity interest in Sun Art increased to approximately 67% and Sun Art became a consolidated subsidiary of the Company. In December 2020, the Company acquired additional ordinary shares of Sun Art from public shareholders for a cash consideration of HK$4.9 billion (RMB4.1 billion) through a mandatory general offer as required under the Hong Kong Code on Takeovers and Mergers, which resulted in a reduction in noncontrolling interests amounting to RMB4,592 million. Upon the completion of the mandatory general offer, the Company’s effective equity interest in Sun Art further increased to approximately 74%.

4.	Significant mergers and acquisitions and investments (Continued)

(a)  Acquisition of Sun Art Retail Group Limited (“Sun Art”) (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill (Note 17)	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)	Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB6,381 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2021. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

As reported in Sun Art’s 2020/2021 annual report, revenue and net income for the 15 months ended March 31, 2021 were RMB124.3 billion and RMB3.8 billion, respectively. Revenue and net income for the year ended December 31, 2019 were RMB95.4 billion and RMB3.0 billion, respectively.

The acquisition of Sun Art demonstrates the Company’s continued commitment to Sun Art as well as its New Retail strategy by further integrating online and offline resources in the PRC’s retail sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Sun Art and the Company, the assembled workforce and their knowledge and experience in the retail sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant mergers and acquisitions and investments (Continued)

(b)  Acquisition of HQG, Inc. (“Kaola”)

Kaola is an import e-commerce platform in the PRC. In September 2019, the Company acquired a 100% equity interest in Kaola from NetEase, Inc. for an aggregate purchase price of US$1,874 million (RMB13,326 million), comprising cash and approximately 14.3 million newly issued ordinary shares (equivalent to approximately 1.8 million ADSs) of the Company valued at US$316 million (RMB2,252 million).

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,621
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	2,531
User base and customer relationships	1,297
Non-compete agreements	1,040
Developed technology and patents	394
Goodwill (Note 17)	6,781
Deferred tax liabilities	(338)
13,326

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252
- contingent consideration (iii)	1,049
13,326

(i)	Net assets acquired primarily included inventories of RMB1,943 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 8.5 years.
(iii)	Contingent consideration primarily includes cash consideration that is contingently payable upon the satisfaction of certain non-compete provisions by the selling equity holders, and will not exceed RMB846 million.

The Company expected that the acquisition will further elevate the Company’s import service and experience for consumers in the PRC through synergies across the Company’s ecosystem. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Kaola and the Company, the assembled workforce and their knowledge and experience in the import e-commerce sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant mergers and acquisitions and investments (Continued)

(c)   Acquisition of Alibaba Pictures Group Limited (“Alibaba Pictures”)

Alibaba Pictures, a company that is listed on the HKSE, is an Internet-driven integrated platform that covers content production, promotion and distribution, intellectual property licensing and integrated management, cinema ticketing management and data services for the entertainment industry. The Company previously held an approximately 49% equity interest in Alibaba Pictures and the investment in Alibaba Pictures was previously accounted for under the equity method.

In March 2019, the Company subscribed for newly issued ordinary shares of Alibaba Pictures for a cash consideration of HK$1,250 million (RMB1,069 million). Upon the completion of the transaction, the Company’s equity interest in Alibaba Pictures increased to approximately 51%, and Alibaba Pictures became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	11,766
Amortizable intangible assets (ii)
User base and customer relationships	2,979
License	934
Developed technology and patents	516
Trade names, trademarks and domain names	221
Goodwill	18,750
Deferred tax liabilities	(969)
Noncontrolling interests (iii)	(16,899)
17,298

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	1,069
- fair value of previously held equity interests	16,229
17,298

(i)	Net assets acquired primarily included cash, cash equivalents and short-term investments of RMB4,444 million and equity securities and other investments of RMB5,065 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 11.4 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB5,825 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

The Company expected greater integration and synergies between Alibaba Pictures and the Company’s related businesses on both content production and distribution to deliver high-quality entertainment experiences for consumers in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Alibaba Pictures and the Company, the assembled workforce and their knowledge and experience in the digital media and entertainment sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”)

Ele.me

Ele.me is a leading local services and on-demand delivery platform in the PRC, which was previously owned by a joint investment vehicle established by the Company and Ant Group. The Company previously held an approximately 27% effective equity interest in Ele.me on a fully diluted basis and the investment was previously accounted for using the measurement alternative.

In May 2018, the joint investment vehicle completed the acquisition of all outstanding shares of Ele.me that it did not already own at a consideration of US$5,482 million (RMB34,923 million). Upon the completion of the acquisition, Ele.me became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net liabilities assumed (i)	(6,327)
Amortizable intangible assets (ii)
User base and customer relationships	13,702
Trade names, trademarks and domain names	5,764
Non-compete agreements	4,188
Developed technology and patents	1,415
Goodwill	34,572
Deferred tax liabilities	(481)
Noncontrolling interests (iii)	(5,015)
47,818

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	30,133
‑ contingent cash consideration (iv)	4,790
‑ fair value of previously held equity interests	12,895
47,818

(i)	Net liabilities assumed primarily included payables to merchants and other logistics providers of RMB4,259 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding ten years and a weighted-average amortization period of 5.8 years.
(iii)	Fair value of the noncontrolling interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.
(iv)	The amount is payable contingent upon the satisfaction of certain non-compete provisions by the respective selling equity holders, and will not exceed RMB4,790 million.

4.	Significant mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”) (Continued)

A gain of RMB1,657 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.

The Company expected that the acquisition will deepen Ele.me’s integration into the Company’s ecosystem and advance the Company’s New Retail strategy to provide a seamless online and offline consumer experience in the consumer services sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Ele.me and the Company, the assembled workforce and their knowledge and experience in the consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Integration of Ele.me and Koubei

Koubei is one of the PRC’s leading restaurant and local services guide platforms for in-store consumption, which was previously set up by the Company and Ant Group. The investment in Koubei was previously accounted for under the equity method.

In December 2018, the Company completed the integration of Ele.me and Koubei under a newly established holding company and paid a cash consideration of US$465 million (RMB3,196 million) in connection with the integration. Immediately prior to the integration, the Company held an approximately 90% equity interest in Ele.me and an approximately 38% equity interest in Koubei on a fully diluted basis. Upon the completion of the integration, the Company held an approximately 72% equity interest in this new holding company (“Local Services Holdco”) which owns substantially all of the equity interest in Ele.me and Koubei, resulting in an effective controlling equity interest held by the Company in each of Ele.me and Koubei, and Koubei became a consolidated subsidiary of the Company. Upon the completion of the integration, the Company’s effective equity interest in Ele.me decreased, resulting in an increase in noncontrolling interests and additional paid-in capital amounting to RMB6,715 million and RMB7,515 million, respectively.

4.	Significant mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”) (Continued)

The allocation of the purchase price as of the date of acquisition of Koubei is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	3,261
Amortizable intangible assets (ii)
User base and customer relationships	18,330
Trade names, trademarks and domain names	1,158
Developed technology and patents	322
Goodwill	36,817
Deferred tax liabilities	(2,372)
Noncontrolling interests (iii)	(17,682)
39,834

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	3,196
‑ non-cash consideration	14,648
‑ fair value of previously held equity interests	21,990
39,834

(i)	Net assets acquired primarily included cash and cash equivalents of RMB4,475 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 6.3 years.
(iii)	Fair value of the noncontrolling interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

A gain of RMB21,990 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

The Company expected that its commerce platform technology, know-how and infrastructure will deliver consumer insights and digitized operational solutions to empower local merchants on the Koubei platform. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Koubei and the Company, the assembled workforce and their knowledge and experience in the consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Subsequent to the integration and during the years ended March 31, 2019, 2020 and 2021, the Company acquired additional equity interest in Local Services Holdco for a cash consideration of US$1,905 million (RMB13,082 million), US$1,350 million (RMB9,399 million) and US$1,999 million (RMB13,229 million), respectively. Other investors, including SoftBank, also acquired equity interests in Local Services Holdco in connection with certain of these transactions. These transactions resulted in additions of noncontrolling interests of RMB3,216 million, RMB5,162 million and RMB2,253 million for the same periods, respectively. Upon the completion of these additional equity investments, the Company’s equity interest in Local Services Holdco was approximately 74%.

4.	Significant mergers and acquisitions and investments (Continued)

(e)   Acquisition of DSM Grup Danışmanlık İletişim ve Satış Ticaret A.Ş. (“Trendyol”)

Trendyol is a leading e-commerce platform in Turkey. In July 2018, the Company acquired an approximately 85% equity interest in Trendyol for a cash consideration of US$728 million (RMB4,980 million). In connection with the transaction, the Company also entered into an agreement with the founders of Trendyol, allowing them to acquire additional equity interests in Trendyol from the Company or sell a portion of their equity interests in Trendyol to the Company in the future.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,009
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	660
User base and customer relationships	388
Developed technology and patents	30
Goodwill	3,938
Deferred tax liabilities	(228)
Noncontrolling interests (iii)	(817)
4,980

(i)	Net assets acquired primarily included cash and cash equivalents of RMB1,206 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 12.5 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium, and includes the fair value of an option granted to the founders of Trendyol to acquire additional interests in Trendyol from the Company as of the date of acquisition.

The acquisition of Trendyol underscored the Company’s commitment to international expansion. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Trendyol and the Company, the assembled workforce and their knowledge and experience in e-commerce. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In December 2018, the Company purchased additional equity interest in Trendyol for a cash consideration of US$2 million (RMB16 million). The transaction resulted in a reduction of noncontrolling interest amounting to RMB14 million. In April 2020 and March 2021, the Company purchased additional equity interest in Trendyol for a cash consideration of US$125 million (RMB884 million) and US$350 million (RMB2,279 million), respectively. These transactions resulted in an increase of RMB402 million to noncontrolling interest. Upon the completion of these transactions, the Company’s equity interest in Trendyol was approximately 86%.

4.	Significant mergers and acquisitions and investments (Continued)

(f)   Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Net assets (liabilities)	4,883	846	(106)
Identifiable intangible assets	2,763	364	3,888
Deferred tax liabilities	(1,183)	(53)	(195)
	6,463	1,157	3,587
Noncontrolling interests and mezzanine equity	(2,993)	(998)	(3,310)
Net identifiable assets	3,470	159	277
Goodwill	7,512	7,840	4,105
Total purchase consideration	10,982	7,999	4,382
Fair value of previously held equity interests	(1,778)	(2,215)	(2,434)
Purchase consideration settled	(8,415)	(5,146)	(1,794)
Deferred consideration as of year end	789	638	154

Total purchase consideration is comprised of:
- cash consideration	9,204	5,784	875
- non-cash consideration	—	—	1,073
- fair value of previously held equity interests	1,778	2,215	2,434
	10,982	7,999	4,382

In relation to the revaluation of previously held equity interests, the Company recognized a gain of RMB715 million, RMB1,538 million and RMB2,378 million in the consolidated income statements for the years ended March 31, 2019, 2020 and 2021, respectively, for the other acquisitions that constitute business combinations.

Revenue and net income of Sun Art were presented in Note 4(a). Pro forma results of operations for all other acquisitions have not been presented because the effects of these acquisitions are not material to the consolidated income statements for the years ended March 31, 2019, 2020 and 2021, either individually or in aggregate.

Equity investments and others

(g)  Investment in Bilibili, Inc. (“Bilibili”)

Bilibili, a company that is listed on both the Nasdaq Global Select Market and the HKSE, is a PRC-based video streaming platform. In October 2018 and February 2019, the Company acquired shares in Bilibili for an aggregate cash consideration of US$321 million (RMB2,193 million), representing an approximately 8% equity interest in Bilibili. In March 2021, the Company acquired newly issued shares of Bilibili for a cash consideration of HK$5,818 million (RMB4,885 million). Upon the completion of the transaction, the Company’s equity interest in Bilibili remained at approximately 8%. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

4.	Significant mergers and acquisitions and investments (Continued)

(h)   Investment in STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. In March 2019, the Company made a loan to a major shareholder of STO Express with a principal amount of RMB5.0 billion for a term of three years. This major shareholder of STO Express has pledged a portion of its equity interest in STO Express in relation to the loan. The loan is accounted for at amortized cost and is recorded under equity securities and other investments on the consolidated balance sheets. As of March 31, 2020 and 2021, unpaid principal amount of this loan was RMB5.0 billion and RMB3.5 billion, respectively.

In July 2019, the Company acquired an approximately 14.7% effective equity interest in STO Express through an investment vehicle for a cash consideration of RMB4.7 billion. The investment was accounted for under the fair value option and recorded under equity securities and other investments. In addition, under a call option agreement the Company entered into with the same major shareholder of STO Express, the Company may elect to acquire an additional effective equity interest of approximately 31.3% in STO Express for a total consideration of RMB10.0 billion. The call option agreement is measured at fair value with unrealized gains and losses recorded in the consolidated income statements. Losses recorded in interest and investment income, net relating to this call option agreement amounted to RMB1,766 million and RMB1,413 million for the years ended March 31, 2020 and 2021, respectively.

In February 2021, the Company acquired additional effective equity interest in STO Express for a cash consideration of RMB3.3 billion by effectively exercising a portion of the above call options. Upon the completion of the transaction, the Company’s effective equity interest in STO Express increased to 25% and the investment in STO Express is accounted for under the equity method (Note 14). Out of the total consideration, which primarily included the cash consideration and the carrying amount of the effective equity interest in STO Express previously held by the Company, RMB1,731 million was allocated to amortizable intangible assets, RMB2,433 million was allocated to goodwill, RMB477 million was allocated to deferred tax liabilities and RMB2,002 million was allocated to net assets acquired.

The Company may elect to exercise the remaining call options to acquire an additional effective equity interest of 21% in STO Express for a total consideration of RMB6.7 billion at any time on or before December 27, 2022.

(i)   Investment in Mango Excellent Media Co., Ltd. (“Mango Excellent Media”)

Mango Excellent Media, a company that is listed on the Shenzhen Stock Exchange, is an audiovisual interaction-focused new media service platform in the PRC. In December 2020, the Company acquired an approximately 5% equity interest in Mango Excellent Media for a cash consideration of RMB6.2 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

(j)  Investment in China Broadcasting Network Joint Stock Corporation Limited (“China Broadcasting Network”)

China Broadcasting Network is a telecommunications company in the PRC. In October and December 2020, the Company invested a total of RMB10.0 billion for an approximately 7% equity interest in China Broadcasting Network. The investment is accounted for using the measurement alternative.

4.	Significant mergers and acquisitions and investments (Continued)

(k)   Investment in YTO Express Group Co., Ltd. (“YTO Express”)

YTO Express, a company that is listed on the Shanghai Stock Exchange, is one of the leading express delivery services companies in the PRC. The Company previously held an approximately 11% equity interest in YTO Express and carried the investment at fair value with unrealized gains and losses recorded in the consolidated income statements. Yunfeng, which is comprised of certain investment funds the general partner of which Jack Ma has equity interests in, is also an existing shareholder of YTO Express.

In September 2020, the Company acquired additional equity interest in YTO Express for a cash consideration of RMB6.6 billion. Upon the completion of the transaction, the Company’s equity interest in YTO Express increased to approximately 23% and the investment in YTO Express is accounted for under the equity method (Note 14). Out of the total consideration, which included the cash consideration and the carrying amount of the previously held equity interest in YTO Express, RMB4,442 million was allocated to amortizable intangible assets, RMB4,270 million was allocated to goodwill, RMB1,171 million was allocated to deferred tax liabilities and RMB3,891 million was allocated to net assets acquired.

(l)   Investment in Meinian Onehealth Healthcare Holdings Co., Ltd. (“Meinian”)

Meinian, a company that is listed on the Shenzhen Stock Exchange, offers health examination, health evaluation, health consulting, and other services. In November to December 2019, the Company, together with Ant Group, acquired new and existing shares of Meinian, representing an approximately 14% equity interest in Meinian for a total cash consideration of RMB6,700 million. Yunfeng is also an investor in this transaction.

The investment in Meinian is accounted for under the equity method because the Company is able to exercise significant influence over operating and financial policies of Meinian. Out of the total cash consideration, RMB2,573 million was allocated to amortizable intangible assets, RMB4,579 million was allocated to goodwill, RMB643 million was allocated to deferred tax liabilities and RMB191 million was allocated to net assets acquired.

(m)   Investment in AliExpress Russia Holding Pte. Ltd. (“AliExpress Russia Joint Venture”)

AliExpress Russia Joint Venture is a joint venture set up by the Company, Mail.ru Group Limited (“Mail.ru Group”, a leading Internet company in Russia), Public Joint Stock Company MegaFon (“MegaFon”, a Russian mobile telecommunications operator) and Joint Stock Company “Managing Company of Russian Direct Investment Fund” (“RDIF”, a Russian sovereign wealth fund). In October 2019, the Company invested approximately US$100 million into the joint venture and contributed the Company’s AliExpress Russia businesses into the joint venture. The other shareholders of the joint venture also made cash and non-cash contributions to the joint venture pursuant to the transaction documents. After the completion of the transaction, the Company held an approximately 56% equity interest and less-than-majority voting rights in the joint venture. As part of the transaction, the Company has also acquired a minority stake in Mail.ru Group.

The contribution of the Company’s AliExpress Russia businesses into the joint venture resulted in the deconsolidation of these businesses, and a one-time gain of RMB10.3 billion was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2020.

4.	Significant mergers and acquisitions and investments (Continued)

(m)   Investment in AliExpress Russia Holding Pte. Ltd. (“AliExpress Russia Joint Venture”) (Continued)

The investment in the AliExpress Russia Joint Venture is accounted for under the equity method (Note 14). Out of the total consideration, RMB2,325 million was allocated to amortizable intangible assets, RMB4,290 million was allocated to goodwill, RMB116 million was allocated to deferred tax liabilities and RMB1,630 million was allocated to net assets acquired.

In connection with the transaction, the Company also entered into an option agreement with another shareholder of the joint venture, allowing the transfer of equity interest in the joint venture between the Company and this shareholder in the future. In December 2020, this shareholder exercised a call option under this agreement to acquire additional equity interest in the AliExpress Russia Joint Venture from the Company for a cash consideration of US$194 million (RMB1,269 million). Upon the completion of this transaction, the Company’s equity interest in the AliExpress Russia Joint Venture decreased to approximately 48%.

(n)   Investment in Ant Group Co., Ltd. (“Ant Group”)

Ant Group provides comprehensive digital payment services and offers digital financial services and digital daily life services for consumers and small and micro businesses, in China and across the world. In August 2014, the Company entered into a share and asset purchase agreement (together with all subsequent amendments, the “SAPA”), and entered into or amended certain ancillary agreements including an amendment and restatement of the intellectual property license agreement (the “2014 IPLA”) with Alipay.com Co., Ltd. (“Alipay”), a subsidiary of Ant Group. Pursuant to these agreements, the Company restructured its relationships with Ant Group and Alipay.

In February 2018, the Company amended both the SAPA and the Alipay commercial agreement, and agreed with Ant Group and certain other parties on forms of certain ancillary agreements. In September 2019, the Company further amended the SAPA and entered into a cross license agreement and certain ancillary agreements and amendments, including the previously agreed form of amendment and restatement of the 2014 IPLA (“the Amended IPLA”). In August 2020, the Company further amended the SAPA, the Alipay commercial agreement and certain other agreements. These amendments were made primarily to facilitate Ant Group’s planned IPO on the Science and Technology Board of the Shanghai Stock Exchange and on the Main Board of the HKSE.

SAPA

Issuance of equity interest

In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the SAPA.

Under the SAPA, the consideration to acquire the newly issued 33% equity interest in Ant Group was fully funded by concurrent payments from Ant Group to the Company in consideration for certain intellectual property rights and assets that the Company transferred to Ant Group upon the issuance of the equity interest. Such consideration was determined based on the fair values of the underlying assets exchanged in the transaction as described above at contract inception in 2014, whereby the fair value of the intellectual property rights and assets approximated the fair value of the equity interest at the time.

4.	Significant mergers and acquisitions and investments (Continued)

(n)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

The Company accounts for its equity interest in Ant Group under the equity method (Note 14). Upon the receipt of the equity interest in September 2019, this investment was initially measured at cost, with an upward adjustment determined based on the fair value of the Company’s share of Ant Group’s net assets as of the completion date of the transaction.

Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investment in equity method investees, other cost reimbursement of RMB0.6 billion from Ant Group to the Company pursuant to the SAPA and the deferred tax effect of RMB19.7 billion, with a corresponding gain of RMB71.6 billion recorded in interest and investment income, net in the year ended March 31, 2020. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets with a weighted average amortization period of 9.5 years and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

The application of accounting principles related to the measurement of the 33% equity interest in Ant Group and the recognition of the upward adjustment require significant management judgment, which included (i) determination of the contract inception date of the SAPA for the initial measurement of the 33% equity interest in Ant Group and (ii) determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter.

In relation to the determination of the contract inception date of the SAPA, management considered the relevant U.S. GAAP guidance and focused on the legal enforceability of the agreement, and determined that the contract inception date was in 2014.

In relation to the determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter, in the absence of specific guidance and with the diversity in practice, management assessed various views derived from the interpretations of relevant U.S. GAAP and made reference to the relevant guidance of other international accounting framework and recognized the difference under interest and investment income, net with a corresponding increase to the initial carrying value of the investment in Ant Group.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity method investees in the consolidated income statements on a one quarter in arrears basis.

4.	Significant mergers and acquisitions and investments (Continued)

(n)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

Pre-emptive rights

Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA (a “Qualified IPO”). These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution. The value of the pre-emptive rights was considered to be insignificant upon the receipt of equity interest in Ant Group.

Corporate governance provisions

Under the SAPA, in addition to an independent director, the Company has the right to nominate two officers or employees of the Company for election to the board of Ant Group. In each case, these director nomination rights will continue unless the Company ceases to own a certain amount of its post-issuance equity interest in Ant Group or upon the completion of a Qualified IPO of Ant Group, whichever is earlier. In September 2019, the Company nominated two officers of the Company who have then been elected to the board of Ant Group pursuant to these director nomination rights under the SAPA.

2014 IPLA and Amended IPLA

2014 IPLA

Under the 2014 IPLA, the Company received, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Group (collectively, the “Profit Share Payments”). The Profit Share Payments were paid at least annually and equaled the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. The expense reimbursement represented the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. The Company accounted for the Profit Share Payments in the periods when the services were provided, where the payments were expected to approximate the estimated fair values of the services provided. Upon the receipt of the equity interest in September 2019, the Company terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated.

Income in connection with the Profit Share Payments, net of costs incurred by the Company, of RMB517 million and RMB3,835 million, was recorded in other income, net in the consolidated income statements for the years ended March 31, 2019 and 2020, respectively (Note 22).

4.	Significant mergers and acquisitions and investments (Continued)

(n)   Investment in Ant Group Co., Ltd. (“Ant Group”) (Continued)

Amended IPLA

Pursuant to the SAPA, the Company, Ant Group and Alipay entered into the Amended IPLA upon the receipt of the 33% equity interest in Ant Group in September 2019, at which time the Company also transferred certain intellectual property and assets to Ant Group.

The Amended IPLA will terminate upon the earliest of:

●	the full payment of all pre-emptive rights funded payments under the SAPA;
●	the closing of a Qualified IPO of Ant Group or Alipay; and
●	the transfer to Ant Group of any remaining intellectual property the Company owns that is exclusively related to the business of Ant Group.

(o)  Investment in Red Star Macalline Group Corporation Limited (“Red Star”)

Red Star, a company that is listed on both the HKSE and Shanghai Stock Exchange, is a leading home improvement and furnishings shopping mall operator in the PRC. In May 2019, the Company completed the subscription of exchangeable bonds issued by the controlling shareholder of Red Star for a cash consideration of RMB4,359 million. The exchangeable bonds have a term of five years and are exchangeable into ordinary shares of Red Star at an initial price of RMB12.28 per share. The exchangeable bonds are accounted for under the fair value option and recorded under equity securities and other investments. In addition, the Company acquired an approximately 2% equity interest in Red Star for a total consideration of HK$447 million (RMB390 million). The equity interest in Red Star is carried at fair value with unrealized gains and losses recorded in the consolidated income statements. The Offshore Retail Fund is also an investor in this transaction.

(p)  Investment in Focus Media Information Technology Co., Ltd. (“Focus Media”)

Focus Media, a company that is listed on the Shenzhen Stock Exchange, operates a media network for advertisements, including within cinemas, and advertising posters and displays in elevators of office and residential buildings. During the year ended March 31, 2019, the Company acquired a total equity interest of approximately 7% in Focus Media for a cash consideration of approximately RMB10.7 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements. The Offshore Retail Fund is also an investor in this transaction.

The Company has also entered into an agreement with Hangzhou Hanyun Xinling Equity Investment Fund Partnership (the “Onshore Retail Fund”), an investment fund for which the Company is able to exercise significant influence over its investment decisions, under which the Onshore Retail Fund will participate in the gain and loss related to a certain portion of the equity interest in Focus Media held by the Company. The arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

In addition, the Company agreed to acquire a 10% equity interest of an entity controlled by the founder and chairman of Focus Media, which holds an approximately 23% equity interest in Focus Media, for a cash consideration of US$511 million. This transaction has not been completed as of March 31, 2021. Such arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

4.	Significant mergers and acquisitions and investments (Continued)

(q)  Investment in ZTO Express (Cayman) Inc. (“ZTO Express”)

ZTO Express, a company that is listed on both the NYSE and the HKSE, is one of the leading express delivery services companies in the PRC. In June 2018, the Company completed an investment in newly issued shares of ZTO Express for a cash consideration of US$1,100 million (RMB7,114 million), representing an approximately 8% equity interest in ZTO Express. The Offshore Retail Fund is also an investor in this transaction. In September 2020, ZTO Express launched a global offering and secondary listing on the HKSE. The Company exercised its pre-emptive rights to acquire newly issued shares of ZTO Express in the global offering for a cash consideration of HK$797 million (RMB700 million). The Company’s equity interest in ZTO Express remained at approximately 8% upon the completion of the transaction. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

(r)  Investment in Huitongda Network Co., Ltd. (“Huitongda”)

Huitongda operates a rural online services platform in the PRC. In April 2018, the Company completed an investment in existing and newly issued shares of Huitongda for a cash consideration of RMB4,500 million, representing a 20% equity interest in Huitongda. The equity interest in Huitongda held by the Company is not considered in-substance common stock given that the equity interest contains certain terms such as liquidation preference over ordinary shares. As a result, the investment is accounted for using the measurement alternative.